Warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Jan. 03, 2023
Warrants [Line Items]
Common stock warrants outstanding	14,840,000
Public warrants	350,000
Private warrants	350,000
Public Warrants outstanding	12,526,392
Ordinary share at a price (in Dollars per share)	$ 12
Sale of stock, price per share (in Dollars per share)	$ 18
Exercise price of representative warrants (in Dollars)	$ 7,300,000
Warrant received payments (in Dollars)	6,700,000
Other receivable (in Dollars)	$ 600,000
Subsequent Event [Member]
Warrants [Line Items]
Subsequently received (in Dollars)		$ 600,000
Maximum [Member]
Warrants [Line Items]
Contractual term	4 years 10 months 24 days
Minimum [Member]
Warrants [Line Items]
Contractual term	2 years
Warrant [Member]
Warrants [Line Items]
Public warrants	13,800,000
Representative warrants	690,000
Public Warrants [Member]
Warrants [Line Items]
Ordinary share at a price (in Dollars per share)	$ 11.5
Price per warrant (in Dollars per share)	$ 0.01
Public warrants exercised	1,273,608
Warrant Liabilities [Member]
Warrants [Line Items]
Representative warrants	690,000
Ordinary share at a price (in Dollars per share)	$ 11.5
Exercise price of representative warrants (in Dollars)	$ 12